Summary of Significant Accounting Policies (Details) - Schedule of diluted weighted average shares - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Numerator
Net loss (income)	$ (827)	$ 38,975	$ 8,884	$ 66,043
Less: cumulative change in redemption value of preferred units		5,643		13,831
Net loss (income) attributable to common stockholders	$ (827)	$ 44,618	$ 8,884	$ 79,874
Denominator
Weighted average shares – basic (in Shares)	101,071	7,346	99,886	7,346	23,561	7,346
Weighted average shares – diluted (in Shares)	102,381	7,346	99,886	7,346
Basic (earning) loss per share (in Dollars per share)	$ (0.01)	$ 6.07	$ 0.09	$ 10.87	$ 6.73	$ 23.2
Diluted (earning) loss per share (in Dollars per share)	$ (0.01)	$ 6.07	$ 0.09	$ 10.87	$ 6.73	$ 23.20